Cover	Apr. 23, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 23, 2020
Entity File Number	1-13941
Entity Registrant Name	Aaron’s, Inc.
Entity Central Index Key	0000706688
Entity Tax Identification Number	58-0687630
Entity Incorporation, State or Country Code	GA
Entity Address, Address Line One	400 Galleria Parkway SE
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339-3194
City Area Code	(687)
Local Phone Number	402-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false